EXHIBIT 99.3

John Deere Owner Trust 2014

Servicer’s Certificate

$308,000,000 Class A-1 0.20000% Asset Backed Notes due May 01, 2015

$292,000,000 Class A-2 0.45% Asset Backed Notes due September 15, 2016

$313,000,000 Class A-3 0.92% Asset Backed Notes due April 16, 2018

$94,165,000 Class A-4 1.45% Asset Backed Notes due July 15, 2020

$25,829,050 Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Feb-15
Actual Payment Date (A/360)				17-Feb-15
Collection Period Begin Date				29-Dec-14
Collection Period End Date				01-Feb-15
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				33

(1)	Total Distribution Amount:			$40,291,424.86
	(a)	Total cash receipts during the month:		$39,901,909.06
	(b)	Administrative repurchases during the month:		$389,375.22
	(c)	Investment earnings on cash accounts:		$140.58
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$448,815.00
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$95,065.62
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$239,966.67
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$113,782.71
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$38,015,602.01
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$38,015,602.01
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	100.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$38,015,602.01

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%

		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$38,464,417.01

(6)	Reserve Account balance:
	(a)	Beginning balance:		$10,329,940.50
	(b)	Amount of deposit from Collection Account to Reserve Account:		$1,245,819.50
		(i)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii)	Amount of excess to Reserve Account from Collection Account:	$1,245,819.50
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):		$1,245,819.50
	(e)	Ending Balance (after giving effect to all distributions):		$10,329,940.50
	(f)	Specified Reserve Account Balance:		$10,329,940.50

(7)	Servicing Fee:			$581,088.35
	(a)	Amount of Servicing Fee earned:		$581,088.35
	(b)	Amount of Servicing Fee paid:		$581,088.35
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:		$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:		0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:		$0.00
	(d)	Certificateholders’ Principal Distributable Amount:		$0.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):			$1,245,819.50

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$659,150,586.84

	(b)	Note Value as of the end of the related Collection Period:		$648,486,760.60

	(c)	Number of Accounts at the end of the related Collection Period:		16,146

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii)	Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$215,492,710.68
		(ii)	Class A-2 Note Pool Factor:	0.7379887

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$313,000,000.00
		(ii)	Class A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$94,165,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Balance of Certificates:	$25,829,049.92
		(ii)	Certificate Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$208,848.48
		(ii) % of Pool Balance:	0.03%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$264,764.70
	(ii)	Cumulative amount of net losses:	$778,195.44
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.07%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.80%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	16,534
	(b)	Number of loans at the end of the period:	16,146
	(c)	Weighted average remaining term on receivables:	34.54
	(d)	Prepayment amount - monthly:	$15,449,581.60
	(e)	Prepayment amount - life-to-date:	$116,907,088.83
	(f)	Weighted average APR of the pool assets:	2.47%
	(g)	Pool Factor:	0.63